Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 1,738	$ 1,523
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised	8,460
Temporary differences expiring
Taxation
Deductible temporary differences for which no deferred tax asset is recognised	5,021	4,261
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	998	899
Temporary differences expiring | Within 10 years
Taxation
Deductible temporary differences for which no deferred tax asset is recognised	409	161
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	81	37
Temporary differences expiring | More than 10 years
Taxation
Deductible temporary differences for which no deferred tax asset is recognised	152	217
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	32	46
Temporary differences expiring | Indefinite
Taxation
Deductible temporary differences for which no deferred tax asset is recognised	4,460	3,883
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	885	816
Tax credits and State tax losses expiring
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	740	624
Tax credits and State tax losses expiring | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	137	162
Tax credits and State tax losses expiring | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	386	373
Tax credits and State tax losses expiring | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	217	$ 89
Temporary differences for which there is a corresponding deductible temporary difference
Taxation
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised	$ 3,657